Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1   Equipment

Equipment
USD '000
Cost:
At January 1, 2016	401
Additions	31
Disposals	(3)
Exchange differences	(15)

At December 31, 2016	414
Additions	3
Disposals	(363)
Exchange difference	12

At December 31, 2017	66

Accumulated Depreciation:
At January 1, 2016	49
Depreciation charge for the year	109
Disposals	(3)
Exchange difference	(9)

At December 31, 2016	146
Depreciation charge for the year	19
Disposals	(363)
Impairment (see below)	208
Exchange difference	44

At December 31, 2017	54

Net book value:
At December 31, 2016	268

At December 31, 2017	12

         Depreciation expense included within operating results for each of the years ended December 31, 2017, 2016 and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Research and development costs	224	106	34
General and administrative costs	3	3	3

Total	227	109	37

         As discussed in Note 1.1, the Company announced on March 1, 2017 a plan to reduce costs and wind-down research and development efforts of FP187®. In connection with winding down of research and development efforts, certain equipment that had been used in the development of FP187® was deemed impaired. Accordingly, during the year ended December 31, 2017, the Group recognized an impairment expense of $208,000 that is included in the above table within research and development costs.

4.2   Prepaid expenses

	December 31,
	2017	2016
	USD '000	USD '000
Advanced payments to contract research and manufacturing organizations	—	132
Insurance	421	450
Other	81	74

Total	502	656

4.3   Other receivables

	December 31,
	2017	2016
	USD '000	USD '000
VAT receivables	513	305
Accrued interest income	—	117
Other receivables	5	5

Total	518	427

4.4   Accrued liabilities

	December 31,
	2017	2016
	USD '000	USD '000
Accrued amounts due in accordance with the Amendment (Note 3.4)	11,757	—
Professional advisors	910	4,042
Contract research and manufacturing organizations	77	715
Other	299	310

Total	13,043	5,067